NET REVENUES	12 Months Ended
Dec. 31, 2019
NET REVENUES
NET REVENUES

Sa10     NET REVENUES

(a)   Net revenues recognized under ASC Topic 605 for the year ended December 31, 2017, and net revenues recognized under ASC Topic 606 for the years ended December 31, 2018 and 2019 consist of the following:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Tuition fee	1,658,981	1,896,642	1,877,242
Certification service fee	50,321	82,376	75,403
Loan referral service fee	33,533	18,096	19,939
Others	2,822	12,444	42,786
Business taxes and surcharges	(11,842)	(13,878)	(11,205)
Total net revenues	1,733,815	1,995,680	2,004,165

Others mainly include franchise fee and miscellaneous revenues.

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred at a point in time	83,854	100,472	138,128
Services transferred over time	1,649,961	1,895,208	1,866,037

Total net revenues	1,733,815	1,995,680	2,004,165

(b)   Net revenues recognized under ASC Topic 460 for the years ended December 31, 2017, 2018 and 2019 consist of the following:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Guarantee service	19,880	89,691	47,189